Loans Held for Sale - Narrative (Details) - USD ($) $ in Thousands					3 Months Ended				9 Months Ended		12 Months Ended
	May. 31, 2015	May. 02, 2014	May. 01, 2014	Mar. 03, 2014	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payments to purchase delinquent FHA-insured loans									$ 3,713,311	$ 6,007,152	$ 7,430,340	$ 9,678,038	$ 172,262
Value assigned to MSRs retained on transfers of forward loans											39,800	74,800	2,900
Gains on sales of repurchased Ginnie Mae Loans which are carried at the lower of cost or fair value											54,700	35,100
Fair value gains recognized in connection with sales of reverse mortgages into Ginnie Mae guaranteed securitizations					$ 27,298		$ 27,218		116,934	110,041	134,297	121,694	215
Proceeds from sale of advances accounted for as a financing									0	88,095	88,981	0	$ 0
Unrelated Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased delinquent FHA-insured loans total UPB	$ 33,000					$ 42,700
Loan and related advances proceeds		$ 462,500
Fair value gains recognized in connection with sales of reverse mortgages into Ginnie Mae guaranteed securitizations	$ 7,200	1,300				$ 12,900
Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale, at fair value, UPB pledged to secure warehouse lines of credit											30,500
Delinquent FHA Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased delinquent FHA-insured loans total UPB											1,300,000
Loan and related advances proceeds											1,400,000
Total gains on sales of loans											10,000
FHA Buyout Loans [Member] | Delinquent FHA Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds											1,300,000
Servicing Advances [Member] | Delinquent FHA Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds											75,900
Ginnie Mae [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gains on sales of repurchased Ginnie Mae Loans which are carried at the lower of cost or fair value					30,100		20,400		91,100	51,400
Fair value gains recognized in connection with sales of reverse mortgages into Ginnie Mae guaranteed securitizations					5,300		9,900		18,300	50,600
Mortgage Servicing Rights Retained [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value gains recognized in connection with sales of reverse mortgages into Ginnie Mae guaranteed securitizations					9,500		$ 10,700		27,800	$ 32,100
Delinquent FHA Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payments to purchase delinquent FHA-insured loans			$ 479,600
Purchased delinquent FHA-insured loans total UPB			$ 451,000					$ 549,400
HLSS [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds				$ 612,300
HLSS [Member] | FHA Buyout Loans [Member] | Delinquent FHA Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds											556,600
HLSS [Member] | Servicing Advances [Member] | Delinquent FHA Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds											55,700
HLSS [Member] | Advances [Member] | Delinquent FHA Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds											13,100
Home Loan Servicing Solutions Mortgage LP [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds								612,300
Fair value gains recognized in connection with sales of reverse mortgages into Ginnie Mae guaranteed securitizations								7,200
Home Loan Servicing Solutions Mortgage LP [Member] | FHA Buyout Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds								556,600
Home Loan Servicing Solutions Mortgage LP [Member] | Servicing Advances [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds								$ 55,700
HLSS SEZ LP [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Proceeds from sale of advances accounted for as a financing		20,200
HLSS SEZ LP [Member] | Servicing Advances [Member] | Delinquent FHA Insured Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan and related advances proceeds		$ 20,200
Loans Held for Investment - Reverse Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fair value gains recognized in connection with sales of reverse mortgages into Ginnie Mae guaranteed securitizations											72,700	$ 41,700
Lending [Member] | Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale, at fair value, UPB pledged to secure warehouse lines of credit					220,200				220,200		$ 364,500
Servicing [Member] | Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale, at fair value, UPB pledged to secure warehouse lines of credit					$ 29,700				$ 29,700